Stockholders’ Deficiency (Details Narrative) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended				213 Months Ended	219 Months Ended	1 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2005	Jul. 31, 2013	Jan. 31, 2014	Jun. 30, 2013 Series E Convertible Preferred Stock	Jul. 31, 2013 Series E Convertible Preferred Stock	Jan. 31, 2014 Series E Convertible Preferred Stock	Jan. 15, 2014 Series E Convertible Preferred Stock	Jul. 31, 2012 Series E Convertible Preferred Stock	Jun. 17, 2014 Convertible Preferred Stock [Member]	Jan. 14, 2014 Series E Convertible Preferred Stock	Jan. 31, 2014 Series A Convertible Preferred Stock	Jul. 31, 2013 Series A Convertible Preferred Stock	Dec. 10, 2012 Series B Convertible Preferred Stock	Jan. 31, 2014 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Jan. 31, 2014 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Dec. 10, 2012 Series C Convertible Preferred Stock	Jan. 31, 2014 Series C Convertible Preferred Stock	Jul. 31, 2013 Series C Convertible Preferred Stock	Jan. 31, 2014 Series C Convertible Preferred Stock	Jul. 31, 2013 Series C Convertible Preferred Stock	Jan. 31, 2014 Series D Convertible Preferred Stock	Jul. 31, 2013 Series D Convertible Preferred Stock	Mar. 28, 2013 Series D Convertible Preferred Stock	Jan. 31, 2014 Series E Convertible Preferred Stock	Jun. 17, 2017 Series E Convertible Preferred Stock	Jul. 31, 2013 Series E Convertible Preferred Stock	Jun. 17, 2016 Series E Convertible Preferred Stock	Jun. 17, 2013 Series E Convertible Preferred Stock	Jan. 31, 2014 Additional Units	Jun. 30, 2013 Additional Units
Convertible preferred stock, shares authorized											2,450	2,450		0			5,500	5,500	792	2,000	2,000	2,000	2,000	650	750	750	750	750	750	750		1,200		2,450		2,450
Convertible preferred stock, cumulative percentage of interest											9.00%	9.00%		9.00%			10.00%	9.00%		9.00%	9.00%	9.00%	9.00%		9.00%	9.00%	9.00%	9.00%	9.00%	9.00%				9.00%		9.00%
Convertible preferred stock, par value (in dollars per share)											$ 1,000	$ 1,000		$ 1,000			$ 1,000	$ 1,000		$ 1,000	$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000				$ 1,000		$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares issued											930	370		0			2,575	2,575		2,000	2,000	2,000	2,000		750	750	750	750	750	750				1,225		1,225
Common shares attributable to conversion of preferred stock																	17,166,666	17,166,666	9,897,500	13,333,333	26,393,333	26,393,333	13,333,333	8,125,000	9,375,000	21,666,666	21,666,666	9,375,000	24,999,999	24,999,999		40,833,335		40,833,335
Common stock issued upon conversion of preferred stock																	17,166,666	17,166,666		38,520,832	38,520,832	38,520,832	38,520,832		22,916,665	22,916,665	22,916,665	22,916,665	24,999,999	24,999,999		40,000,000		9,833,334
Common stock issued as "make-whole payments" on conversions of preferred stock																	6,129,666	6,129,666		14,819,679	14,819,679	14,819,679	14,819,679		6,664,863	6,664,863	6,664,863	6,664,863	7,825,191	7,825,191		11,385,194		2,654,999
Convertible preferred stock conversion price																			$ 0.08		$ 0.03	$ 0.03		$ 0.03	$ 0.08			$ 0.08
Net proceeds from financing	$ 1,165,000	$ 750,000	$ 1,450,000	$ 2,615,000	$ 1,975,000	$ 2,315,000		$ 18,920,000	$ 19,670,000		$ 1,165,000									$ 1,975,000			$ 1,975,000			$ 725,000	$ 725,000		$ 725,000	$ 725,000		$ 1,165,000		$ 1,165,000
Preferred stock, face value																															750,000
Common stock, effective conversion price																																			$ 0.03
Preferred stock, dividend rate percentage																																	3.00%		9.00%
Increased preferred stock dividend rate percentage																																	0.18
Conversion of preferred stock							14,310,057																									295		295	270
Conversion of stock, amount converted																																			1,000
Warrants issued to investors										40,833,335																						26,666,668		40,833,335
Aggregate subscription amount, maximum																																					1,225,000	1,225,000
"Make-whole payments", value																																216,000		330,750
Accounts payable and accrued expenses																																99,900		251,100
Convertible preferred shares sold													800			800
Shares of common stock		$ 696,050		$ 580,329	$ 354,161			$ 580,329	$ 696,050				$ 26,666,668		$ 425	$ 26,666,668